Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (29,602)	$ (26,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	271	132
Amortization of intangible assets	1,367	1,284
Noncash interest expense		104
Impairment of intangible assets	6,947
Loss on extinguishment of debt, net		2,061
Loss on disposal of assets, net	383
Stock-based compensation	1,957	10,457
Bad debt (recoveries) expense	(72)	62
Provision for inventory excess and obsolescence	148	162
Deferred income tax	(555)
Warrant expense		2,813
Amortization of debt discount and deferred debt issuance costs		494
Other noncash items	(21)	12
Change in operating assets and liabilities, net of business combination:
Accounts and other receivables	657	(900)
Inventory	(1,317)	21
Prepaid expenses and other current assets	696	(399)
Accounts payable and accrued liabilities	129	(1,838)
Warranty liability	(297)	(347)
Other	237	408
Net cash used in operating activities	(19,072)	(11,949)
Cash flows from investing activities:
Capital expenditures	(52)	(285)
Proceeds from acquisition		5,207
Proceeds from sale of capital assets	39
Cash (used in) provided by investing activities:	(13)	4,922
Cash flows from financing activities:
Payments of financing costs		(3,234)
Proceeds from warrants exercised	2,492	45,616
Proceeds from stock options exercised		417
Proceeds from credit agreement		1,000
Payment of credit agreement		(10,500)
Net cash provided by financing activities	2,492	33,299
Effect of currency exchange rate changes on cash and cash equivalents	24	14
Net (decrease) increase in cash, cash equivalents and restricted cash	(16,569)	26,286
Cash, cash equivalents and restricted cash at beginning of period	22,815	3,007
Cash, cash equivalents and restricted cash at end of period	6,246	29,293
Supplemental disclosure:
Cash paid for income taxes		37
Cash paid for interest		296
Noncash investing and financing activities:
Capital expenditures accruals	$ 79	68
Purchase price, net of cash received		25,355
Fair value of warrants included as a component of loss on extinguishment of debt		$ 2,974